ACCOUNTING POLICIES AND ESTIMATES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of consolidated financial statements

Entity	Percentage owned	Country	Disposed of

Innovative Payment Solutions, Inc	-	USA	-
Qpagos Corporation	100%	USA	December 31, 2019
Qpagos, S.A.P.I de C.V.	99.996%	Mexico	December 31, 2019
Redpag Electrónicos, S.A.P.I. de C.V	99.990%	Mexico	December 31, 2019

Schedule of estimated useful lives of the assets
Description	Estimated Useful Life

Kiosks	7 years

Computer equipment	3 years

Leasehold improvements	Lesser of estimated useful life or life of lease

Office equipment	10 years

Description	Estimated Useful Life

Kiosks	7 years

Computer equipment	3 years

Leasehold improvements	Lesser of estimated useful life or life of lease

Office equipment	10 years